Financial instruments and risk management	12 Months Ended
Dec. 31, 2018
Financial instruments and risk management [Abstract]
Financial instruments and risk management

19.	Financial instruments and risk management

The Company’s activities expose it to the following financial risks: market risk (foreign exchange and interest rate risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The following table shows the carrying amounts of financial assets and financial liabilities:

	As of December 31,
in CHF thousands	2018	2017
Financial assets
Long-term financial assets	304	126
Other current receivables	236	918
Short-term financial assets	30,000	—
Cash and cash equivalents	156,462	124,377
Total financial assets	187,002	125,421

	As of December 31,
in CHF thousands	2018	2017
Financial liabilities
Short-term debt obligation	332	—
Long-term debt obligation	186	494
Trade and other payables	1,979	1,092
Accrued expenses	10,420	8,307
Total financial liabilities	12,917	9,893

Foreign exchange risk

The Company is exposed to foreign exchange risk arising from currency exposures, primarily with respect to the EUR, USD and to a lesser extent to GBP, DKK and SEK. The currency exposure is not hedged. However, the Company has a policy of matching its cash holdings to the currency structure of its expenses, which means that the Company holds predominately CHF, EUR and USD (see also Note 5). In the Company’s income statements for the years ended December 31, 2018, 2017 and 2016 a loss of CHF 1.2 million, a loss of CHF 4.2 million and a gain of CHF 3.4 million respectively, is recognized in the financial statement line item “Finance result, net.”

As of December 31, 2018, if the CHF had strengthened/weakened by 10% against the EUR and the USD with all other variables held constant, the net loss for the period would have been lower/higher by CHF 3.0 million (2017: CHF 2.1 million), mainly as a result of foreign exchange gains/losses on predominantly EUR/USD denominated cash and cash equivalents and short-term financial assets.

Interest rates

The Company’s CHF cash holdings (inclusive of those held in short-term financial assets) are subject to negative interest rates at certain counterparty thresholds. As of December 31, 2018, if the interest rates charged by the counterparties had increased/decreased by 10%, the net loss for the period would have been higher/lower by less than CHF 0.1 million. Interest income and interest expense are recorded within Finance results, net in our statements of loss.

Credit risk

The Company maintains a formal treasury risk and investment management policy to limit counterparty credit risk. As of December 31, 2018, the Company’s cash and cash equivalents and short-term financial assets are held with three financial institutions each with a high credit-rating assigned by international credit-rating agencies. The maximum amount of credit risk is the carrying amount of the financial assets. Trade and other receivables are fully performing, not past due and not impaired (see Notes 5 and 7).

Liquidity risk

Inherent in the Company’s business are various risks and uncertainties, including its limited operating history and the high uncertainty that new therapeutic concepts will succeed. AC Immune’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) acquire and keep key personnel employed, and (iv) acquire additional capital to support its operations.

The Company’s approach of managing liquidity is to ensure sufficient cash to meet its liabilities when due. Therefore, management closely monitors the cash position on rolling forecasts based on expected cash flow to enable the Company to finance its operations for at least 18 months. The Company has a debt obligation due to LuMind and projects CHF 332 thousand to be paid within 12 months and CHF 186 thousand to be paid within 12-24 months from the reporting date. See Note 10 “Debt obligation” for further details.